UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7362

Western Asset Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2007

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

SEPTEMBER 30, 2007

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

Western Asset Municipal Partners Fund Inc.

Schedule of Investments  (unaudited)

September 30, 2007

Face Amount	Security	Value
MUNICIPAL BONDS — 99.6%
California — 9.2%
$1,000,000	California EFA Revenue, College & University Financing Program, 5.000% due 2/1/26	$975,320
2,000,000	California Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center, 5.000% due 11/15/34	2,002,520
	California State, GO:
3,040,000	Call 6/1/11 @ 100, 5.125% due 6/1/24 (a)	3,214,192
35,000	Unrefunded Balance, 5.125% due 6/1/24	36,514
5,000,000	Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated Series A-1, FSA-Insured, 5.000% due 7/1/35	5,161,850
6,000,000	Metropolitan Water District of Southern California Waterworks Revenue, 5.000% due 7/1/37	6,248,880
1,000,000	Mojave Water Agency, Improvement California District M, GO, Refunding, Electric of 1990-Morongo Basin, AMBAC-Insured, 5.000% due 9/1/18	1,079,320
2,500,000	Turlock, CA, Public Financing Authority, Tax Allocation Revenue, FSA-Insured, 5.000% due 9/1/30	2,583,525
	Total California	21,302,121
Colorado — 3.7%
	Colorado Health Facilities Authority Revenue:
2,350,000	Poudre Valley Health Care, Series F, 5.000% due 3/1/25	2,304,387
5,000,000	Refunding Adventist Health, Sunbelt, Series D, 5.250% due 11/15/35 (b)	5,094,100
	Colorado Springs, CO, Hospital Revenue:
505,000	6.375% due 12/15/30	532,563
495,000	Call 12/15/10 @ 101, 6.375% due 12/15/30 (a)	540,718
	Total Colorado	8,471,768
Florida — 3.4%
2,000,000	Florida State Department of Environmental Protection, Preservation Revenue, Florida Forever, Series A, AMBAC-Insured, 5.000% due 7/1/21	2,121,960
4,950,000	Florida State Department of Transportation, Turnpike Revenue, FSA-Insured, 4.500% due 7/1/34	4,766,949
1,000,000	Seminole Tribe Florida Special Obligation Revenue, 5.250% due 10/1/27 (c)	997,540
	Total Florida	7,886,449
Hawaii — 0.9%
2,000,000	Hawaii State Airport System Revenue, Series B, FGIC-Insured, 6.000% due 7/1/19 (d)	2,114,280
Illinois — 14.0%
4,260,000	Chicago, IL, Board of Education, GO, Chicago School Reform, AMBAC-Insured, Call 12/1/07 @ 102, 5.750% due 12/1/27 (a)	4,359,812
	Chicago, IL, Midway Airport Revenue:
2,000,000	Series A, MBIA-Insured, 5.500% due 1/1/29	2,022,700
3,750,000	Series B, MBIA-Insured, 5.625% due 1/1/29 (d)	3,791,475
5,000,000	Chicago, IL, Park District, GO, Refunding, Series D, FGIC-Insured, 5.000% due 1/1/29	5,181,000
1,000,000	Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, Series B, FGIC-Insured, 5.250% due 12/1/18	1,107,890
250,000	Cook County, IL, Refunding, GO, Series A, MBIA-Insured, Call 1/15/07 @ 101, 5.625% due 11/15/16 (a)	253,108
2,000,000	Illinois EFA Revenue, Northwestern University, 5.500% due 12/1/13	2,143,980
	Illinois Health Facilities Authority Revenue:
1,500,000	Refunding, Lutheran General Health System, Series C, 7.000% due 4/1/14	1,720,425
1,850,000	Refunding, SSM Health Care, MBIA-Insured, 6.550% due 6/1/13 (e)	2,122,634
2,000,000	Servantoor Project, Series A, FSA-Insured, 6.000% due 8/15/12 (e)	2,171,000
605,000	South Suburban Hospital Project, 7.000% due 2/15/18 (e)	710,881

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount	Security	Value
Illinois — 14.0% (continued)
$5,000,000	Illinois Municipal Electric Agency Power Supply, FGIC-Insured, 5.000% due 2/1/35	$5,154,000
1,500,000	Illinois State, GO, First Series, FSA-Insured, 5.500% due 5/1/16	1,678,725
	Total Illinois	32,417,630
Indiana — 3.3%
	Indiana Bond Bank Revenue, Series B:
1,285,000	5.000% due 8/1/23	1,313,270
715,000	Call 8/1/10 @ 101, 5.000% due 8/1/23 (a)	749,427
2,390,000	Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project, Series A, AMBAC-Insured, 5.000% due 5/1/35	2,429,125
3,000,000	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	3,087,840
	Total Indiana	7,579,662
Iowa — 0.5%
1,000,000	Iowa Finance Authority, Hospital Facility Revenue, Call 2/15/10 @ 101, 6.750% due 2/15/16 (a)	1,081,340
Kansas — 0.6%
1,430,000	Kansas State Development Finance Authority, Health Facilities Revenue, Sisters of Charity, Series J, 6.250% due 12/1/28	1,515,757
Kentucky — 0.9%
2,000,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	2,008,540
Maryland — 5.5%
	Maryland State Health & Higher Educational Facilities Authority Revenue:
3,000,000	Carroll County General Hospital, 6.000% due 7/1/37	3,101,010
2,500,000	Suburban Hospital, Series A, 5.500% due 7/1/16	2,681,725
	University of Maryland Medical Systems:
1,000,000	Call 7/1/10 @ 101, 6.750% due 7/1/30 (a)	1,092,930
1,000,000	Call 7/1/12 @ 100, 6.000% due 7/1/32 (a)	1,103,570
	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC-Insured:
2,500,000	5.500% due 4/1/15 (d)	2,676,100
2,000,000	5.500% due 4/1/16 (d)	2,132,540
	Total Maryland	12,787,875
Massachusetts — 3.8%
	Massachusetts State HEFA Revenue:
95,000	Partners Health, 5.750% due 7/1/32	99,479
2,405,000	Partners Health, Call 7/1/11 @ 101, 5.750% due 7/1/32 (a)	2,608,150
	Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A:
4,665,000	5.750% due 8/1/29	4,862,656
1,155,000	Call 8/1/09 @ 101, 5.750% due 8/1/29 (a)	1,212,369
	Total Massachusetts	8,782,654
Michigan — 4.0%
1,000,000	Detroit, MI, City School District, GO, School Building & Site Improvement, Series A, FGIC-Insured, Call 5/1/13 @ 100, 5.500% due 5/1/17 (a)	1,094,360
	Michigan State Hospital Finance Authority Revenue:
5,000,000	Refunding, Sparrow Hospital Obligated, 5.000% due 11/15/36	5,019,450
3,000,000	Trinity Health, Series C, 5.375% due 12/1/30	3,107,190
	Total Michigan	9,221,000

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount	Security	Value
Missouri — 1.1%
$2,500,000	Missouri State Environmental Improvement & Energy Research Authority, PCR Refunding Revenue, Associated Electric Co-op Thomas Hill, 5.500% due 12/1/10	$2,528,675
New Hampshire — 0.0%
75,000	New Hampshire State HFA, Single-Family Residential Revenue, Series A, 6.800% due 7/1/15 (d)	75,819
New Jersey — 8.2%
	New Jersey EDA:
2,500,000	Motor Vehicle Surcharges Revenue, Series A, MBIA-Insured, 5.250% due 7/1/16	2,708,700
5,150,000	PCR, Revenue, Public Service Electric and Gas Co. Project, Series A, MBIA-Insured, 6.400% due 5/1/32 (d)	5,194,342
5,450,000	Water Facilities Revenue, New Jersey American Water Co. Inc. Project, Series A, FGIC-Insured, 6.875% due 11/1/34 (d)	5,516,817
4,215,000	New Jersey Environmental Infrastructure Trust, Refunding, 5.000% due 9/1/19	4,575,256
1,000,000	New Jersey Health Care Facilities Financing Authority Revenue, Hackensack University Medical Center, 6.000% due 1/1/25	1,037,340
	Total New Jersey	19,032,455
New York — 10.4%
2,415,000	Long Island Power Authority, NY, Electric System Revenue, Gen-Series B, 5.000% due 12/1/35	2,459,074
	New York City, NY, GO:
	Series A:
20,000	6.000% due 5/15/30	21,210
1,980,000	Call 5/15/10 @ 101, 6.000% due 5/15/30 (a)	2,120,817
2,000,000	Series G, 5.000% due 12/1/33	2,039,720
	New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
1,000,000	Series B, 5.125% due 6/15/31	1,036,660
4,000,000	Series D, 5.000% due 6/15/37	4,105,240
	New York City, NY, TFA Revenue:
635,000	Future Tax Secured, Series A, Call 11/15/12 @ 100, 5.500% due 11/15/17 (a)	692,429
5,115,000	Unrefunded Balance, Future Tax Secured, Series A, 5.500% due 11/15/17	5,543,893
5,365,000	New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, Series A, AMBAC-Insured, 5.500% due 5/15/30	6,154,674
	Total New York	24,173,717
North Carolina — 0.5%
1,200,000	North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group, 5.000% due 11/1/39	1,209,192
Ohio — 2.4%
5,000,000	Ohio State Water Development Authority, PCR, Refunding, Loan Fund, Water Quality, 5.250% due 12/1/18	5,562,700
Oregon — 0.6%
1,250,000	Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems, 5.250% due 10/1/18	1,315,012
Pennsylvania — 2.4%
	Philadelphia, PA:
	Gas Works Revenue, 7th Series-1998, General Ordinance:
2,000,000	5.000% due 10/1/23	2,097,940

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount	Security	Value
Pennsylvania — 2.4% (continued)
$2,685,000	AMBAC-Insured, 5.000% due 10/1/17	$2,898,914
500,000	School District, GO, Series A, FSA-Insured, Call 2/1/12 @ 100, 5.500% due 2/1/31 (a)	538,260
	Total Pennsylvania	5,535,114
Tennessee — 4.8%
4,700,000	Memphis-Shelby County, TN, Airport Authority Revenue, Series D, AMBAC-Insured, 6.000% due 3/1/24 (d)	4,934,342
6,000,000	Tennessee Energy Acquisition Corp., Gas Revenue, Series A, 5.250% due 9/1/21	6,234,540
	Total Tennessee	11,168,882
Texas — 10.8%
5,000,000	Aledo, TX, GO, ISD, School Building, Series A, PSF-Insured, 5.000% due 2/15/30	5,145,800
2,960,000	Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, 5.250% due 12/1/18	3,079,910
3,000,000	Houston, TX, Utility System Revenue, Refunding, Combined First Lien, Series A, FSA-Insured, 5.250% due 5/15/20	3,219,990
3,200,000	Lake Dallas, TX, GO, ISD, School Building, PSF-Insured, 5.000% due 8/15/34	3,274,592
1,000,000	Mesquite, TX, Independent School District No. 1, GO, Capital Appreciation, Series A, PSFG-Insured, zero coupon bond to yield 5.169% due 8/15/27	364,720
2,500,000	San Antonio, TX, Electric and Gas, Refunding, 5.000% due 2/1/17	2,662,150
2,000,000	Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Refunding, Texas Health Resources, Series A, 5.000% due 2/15/21	2,054,160
5,000,000	Texas State Turnpike Authority Revenue, First Tier, Series A, AMBAC-Insured, 5.500% due 8/15/39	5,299,750
	Total Texas	25,101,072
Virginia — 1.3%
2,915,000	Greater Richmond, VA, Convention Center Authority, Hotel Tax Revenue, Convention Center Expansion Project, Call 6/15/10 @ 101, 6.125% due 6/15/20 (a)	3,134,674
Washington — 7.3%
2,900,000	Chelan County, WA, Public Utility District, Chelan Hydro System No.1, Construction Revenue, Series A, AMBAC-Insured, 5.450% due 7/1/37 (d)	2,983,027
2,395,000	King County, WA, GO, Refunding, Series B, MBIA-Insured, 5.000% due 1/1/30	2,424,794
4,000,000	Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, Series A, MBIA-Insured, 5.000% due 3/1/30	4,122,360
4,650,000	Seattle, WA, GO, Series B, FSA-Insured, Call 12/1/09 @ 101, 5.750% due 12/1/28 (a)	4,905,145
2,400,000	Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Series A, MBIA-Insured, 5.125% due 7/1/17	2,470,968
	Total Washington	16,906,294
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $225,302,806)	230,912,682
SHORT-TERM INVESTMENTS — 0.4%
Massachusetts — 0.1%
200,000	Massachusetts State, GO, Central Artery, Series B, SPA-State Street Bank & Trust Co., 4.050%, 10/1/07 (f)	200,000
Pennsylvania — 0.2%
405,000	Geisinger Authority, PA, Health System Revenue, Geisinger Health System, Series C, SPA-Wachovia Bank, 4.030%, 10/1/07 (f)	405,000

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Face Amount	Security	Value
Texas — 0.1%
$200,000	Harris County, TX, Health Facilities Development Corp. Revenue, YMCA of Greater Houston Area, LOC-JPMorgan Chase, 4.040%, 10/1/07 (f)	$200,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $805,000)	805,000
	TOTAL INVESTMENTS — 100% (Cost — $226,107,806#)	$231,717,682

(a)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
DFA - Development Finance Agency
EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
GO - General Obligation
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
ISD - Independent School District
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MWRA - Massachusetts Water Resources Authority
PCR - Pollution Control Revenue
PSF - Permanent School Fund
PSFG - Permanent School Fund Guaranty
SPA - Standby Bond Purchase Agreement
TFA - Transitional Finance Authority

Summary of Investments by Industry * (unaudited)

Hospitals	16.9%
Utilities	15.7
Pre-Refunded	12.4
Transportation	11.7
General Obligation	9.3
Pollution Control	9.2
Water & Sewer	7.0
Electric	4.4
Education	4.0
Tax Allocation	3.5
Escrow to Maturity	2.2

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2007

Industrial Development	1.2
Public Facilities	1.0
Miscellaneous	0.9
Life Care Systems	0.6
Housing: Single Family	0.0
100.0%

* As a percentage of total investments. Please note that Fund holdings are as of September 30, 2007 and are subject to change.

Ratings Table †(September 30, 2007) (unaudited)

S&P/Moody’s/Fitch‡

AAA/Aaa	66.7%
AA/Aa	14.4
A	14.0
BBB/Baa	4.1
A-1/VMIG1	0.4
NR	0.4
100.0%

†As a percentage of total investments.

‡ S&P primary rating; Moody’s secondary, then Fitch.

See pages 7 and 8 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Concentration of Credit Risk.  Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,611,646
Gross unrealized depreciation	(1,001,770)
Net unrealized appreciation	$5,609,876

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2007